Share-based payments - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Apr. 02, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration term of options	10 years
Contributed surplus and compensation expense for the vesting of stock options	$ 15.2	$ 10.4	$ 15.0
Legacy Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of future share options issuable in share-based payment arrangement (in shares)	0
Omnibus Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of stock options	4 years
Vesting rate	25.00%
Vesting period of RSUs	3 years
Subordinate voting shares | Omnibus Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock issued per RSU upon settlement (in shares)	1
Maximum number of shares reserved for issuance under equity incentive plans (in shares)	4,276,216